Debt	12 Months Ended
Dec. 31, 2025
Debt [Abstract]
Debt
7.	Debt

The amounts in the balance sheets are analyzed as follows:

	December 31,
Financier/ Vessel	2024	2025
Total long term debt:
AVIC Facility (M/T Eco West Coast)	38,617	-
Huarong Facility (M/T Eco Malibu)	38,800	-
New Huarong Facility (M/T Eco West Coast and M/T Eco Malibu)	-	83,625
Total long term debt	77,417	83,625
Less: Deferred finance fees	(1,616)	(1,343)
Total long term debt net of deferred finance fees	75,801	82,282

Presented:
Current portion of long term debt	4,221	4,345
Long term debt	71,580	77,937

Total Debt net of deferred finance fees	75,801	82,282

Financings committed under sale and leaseback agreements

The below sale and leaseback agreements (“SLB”s) contain, customary covenants and event of default clauses, including cross-default provisions and restrictive covenants.

The New Huarong Facility (defined below) contains performance requirements including (i) a ratio of total net debt to the aggregate market value of the Company’s fleet, current or future, of no more than 85%  and (ii) minimum free liquidity of $400 for M/T Eco West Coast and $500 for M/T Eco Malibu at the Company’s level.

The SLBs included below (excluding the New Huarong Facility) contained, customary covenants and event of default clauses, including cross-default provisions and restrictive covenants and performance requirements including (i) a ratio of total net debt to the aggregate market value of the fleet applicable to the Company and to the Former Parent, current or future, of no more than 75% and (ii) minimum free liquidity of $500 per delivered vessel owned/operated applicable to the Company and to the Former Parent.

Additionally, all the SLBs contain restrictions on the relative shipowning company incurring further indebtedness or guarantees and paying dividends when in default or if such dividend payment would result in an event of default or a termination event under the SLB agreements. All the SLBs have change of control provisions whereby there may not be a change of control of the Company, save with the prior written consent of the financier.

Finally, the AVIC SLB and the Huarong Facility had an asset cover ratio covenant of 120% and the New Huarong Facility has an asset cover ratio covenant of 117.6%.

The below SLBs are secured mainly by the following:

•	Ownership of the vessel financed;
•	Assignment of insurances and earnings of the vessel financed;
•	Specific assignment of any time charters of the vessel financed with duration of more than 12 months;
•	Corporate guarantee of the Company and of the Former Parent;
•	Pledge of the shares of the relative shipowning subsidiary;
•	Pledge over the earnings account of the vessel financed.

AVIC Facility

On December 14, 2023 the Company consummated an SLB with AVIC International Leasing Co. Ltd (“AVIC” and the “AVIC Facility”), for $41,000 for the refinancing of the M/T Eco West Coast. The Company bareboat chartered back the vessel for a period of ten years at bareboat hire rates comprising of 120 consecutive monthly installments of $183.3 and a balloon payment of $19,000 payable on the last installment, plus interest based on Term SOFR plus 2.65%.

As part of this transaction, the Company had continuous options to buy back the vessel at purchase prices stipulated in the bareboat agreement depending on when the option would be exercised and at the end of the ten-year period the Company had an obligation to buy back the vessel at a cost represented by the balloon payment.

The AVIC Facility was accounted for as a financing transaction, as control remained with the Company and M/T Eco West Coast  continued to be recorded as an asset on the Company’s balance sheet.

The Company purchased M/T Eco West Coast on November 6, 2025, for $36,783, with funds from the New Huarong Facility (see below) and the Company accelerated the amortization of deferred financing fees amounting to $767 and also incurred purchase fees of $736.

Huarong Facility

On December 20, 2023 the Company consummated an SLB with China Huarong Shipping Financial Leasing Co Ltd. (“Huarong” and the “Huarong Facility”), for $41,000 for the refinancing of the M/T Eco Malibu. The Company bareboat chartered back the vessel for a period of ten years at bareboat hire rates comprising of 120 consecutive monthly installments of $183.3 and a balloon payment of $19,000 payable on the last installment, plus interest based on Term SOFR plus 2.50%.

As part of this transaction, the Company had continuous options to buy back the vessel at purchase prices stipulated in the bareboat agreement depending on when the option would be exercised and at the end of the ten-year period the Company had an obligation to buy back the vessel at a cost represented by the balloon payment.

The Huarong Facility was accounted for as a financing transaction, as control remained with the Company and M/T Eco Malibu  continued to be recorded as an asset on the Company’s balance sheet.

The Company purchased M/T Eco Malibu on November 12, 2025 for $36,783. Following the vessel’s purchase that was facilitated via Company’s cash and two related party short-term bridge loans from the Former Parent and Tribus (see Note 5), the Company concluded the refinancing of M/T Eco Malibu with the same institution (see “New Huarong Facility” below).

The Company transferred $19,050 to the Former Parent out of the net proceeds from the AVIC Facility and the Huarong facility (after their previous facilities prepayment).

New Huarong Facility

On August 7, 2025, the Company entered into a new SLB financing facility with Huarong (the “New Huarong Facility”) in the aggregate amount of $84,000 ($42,000 for each vessel), for the purpose of refinancing the Huarong Facility and the AVIC Facility secured by the vessels M/T Eco West Coast and M/T Eco Malibu, respectively. Pursuant to the SLB terms, the Company bareboat chartered back each vessel for a period of ten years at bareboat hire rates comprising of 120 consecutive monthly installments of $183 for M/T Eco West Coast and $192 for M/T Eco Malibu, along with a purchase obligation of $20,000 for M/T Eco West Coast and $19,000 for M/T Eco Malibu at the expiry of each bareboat charter respectively, bearing an interest rate of 3-month term SOFR plus a margin of 1.95% per annum for M/T Eco West Coast and a margin of 2.10% per annum for M/T Eco Malibu.

Under the New Huarong Facility terms, the Company has the option to buy back the vessels after the first year at purchase prices stipulated in the bareboat charter agreement depending on when the option is exercised and has a purchase obligation at the end of the 10 year period. Concurrently with entry into the New Huarong Facility, the Former Parent provided a guarantee of the Company’s obligations in connection with SLBs that the Former Parent entered into for its fleet with Huarong for a total amount of $207,000. Both the Parent’s and the Company’s facilities include cross default provisions, whereby if the Former Parent defaults under his SLBs, the Company’s SLBs will be declared in default as well. In connection with the New Huarong Facility, both the Company and the Former Parent provided a guarantee of the obligations of the vessel-owning subsidiaries of M/T Eco West Coast and M/T Eco Malibu under their respective corporate guarantees. The New Huarong Facility was consummated on November 6, 2025 and November 12, 2025 for M/T Eco West Coast and M/T Eco Malibu, respectively.

The New Huarong Facility was accounted for as a financing transaction, as control will remain with the Company and the two vessels will continue to be recorded as assets on the Company’s balance sheet. In addition, the Company has an obligation to repurchase the vessels. Finally, the Company treated the refinancing of the Huarong facility with the New Huarong Facility as a debt modification.

The applicable SOFR as of December 31, 2025 was approximately 3.74%.

Scheduled Principal Repayments: The Company’s annual principal payments required to be made after December 31, 2025 on its loan obligations, are as follows:

Years
December 31, 2026	4,500
December 31, 2027	4,500
December 31, 2028	4,500
December 31, 2029	4,500
December 31, 2030 and thereafter	65,625
Total	83,625

As of December 31, 2025, the Company was in compliance with all debt covenants with respect to the New Huarong Facility. The fair value of debt outstanding on December 31, 2025, after excluding unamortized financing fees, approximates its carrying amount due the fact that it has variable interest rates (SOFR).

Financing Costs: The net additions in deferred financing costs amounted to $26 and $1,133 during the years ended December 31, 2024 and 2025.